Schedule of changes in the provision for obsolescence (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Balance at the beginning of the year	$ (29,074)	$ (28,398)
Additions	(15,094)	(11,439)
Reversals	13,986	9,647
Exchange variation gains	433	1,116
Balance at the end of the year	$ (29,749)	$ (29,074)